UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-08716

EVERGREEN VARIABLE ANNUITY TRUST
________________________________________________________________________
(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116-5034
________________________________________________________________________
(Address of principal executive offices)

The Corporation Trust Company
1209 Orange Street
Wilmington, Delaware 19801
________________________________________________________________________
(Name and address of agent for service)
Registrant's telephone number, including area code:    (617) 210-3200

Date of fiscal year end:  12/31

Date of reporting period:  7/1/2010 - 7/16/2010

ITEM 1. PROXY VOTING RECORD

The following are series of Evergreen Variable Annuity Trust
(the "Registrant"):

	Evergreen Variable Annuity Funds(FYE 12/31)
		Evergreen VA Core Bond Fund
		Evergreen VA Fundamental Large Cap Fund
		Evergreen VA Growth Fund
		Evergreen VA International Equity Fund
		Evergreen VA Omega Fund
		Evergreen VA Special Values Fund



The following series of the Registrant merged into the Wells Fargo Advantage Funds family of funds during the reporting period (date of merger indicated below):

	Evergreen VA International Equity Fund
	(Merged on 7/19/2010)


The following series of the Registrant merged into the Wells Fargo Advantage Funds family of funds during the reporting period, held no securities during the period covered by this report in which there was a securityholder vote, and accordingly, has no proxy votes to report:

       	Evergreen VA Core Bond Fund
	Evergreen VA Fundamental Large Cap Fund
	Evergreen VA Growth Fund
	Evergreen VA Omega Fund
	Evergreen VA Special Values Fund


The following is the proxy voting record for each series of the Registrant that has a proxy voting record during the reporting period:


******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-08716
Reporting Period: 07/01/2010 - 07/16/2010
Evergreen Variable Annuity Trust



==================== EVERGREEN VA INTERNATIONAL EQUITY FUND ====================


BRITISH AIRWAYS PLC

Ticker:       BAY            Security ID:  G14980109
Meeting Date: JUL 13, 2010   Meeting Type: Annual
Record Date:  JUL 9, 2010

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Accept Financial Statements and         For       For          Management
      Statutory Reports
2     Approve Remuneration Report             For       For          Management
3     Re-elect James Lawrence as Director     For       For          Management
4     Re-elect Alison Reed as Director        For       For          Management
5     Elect Rafael Sanchez-Lozano Turmo as    For       For          Management
      Director
6     Reappoint Ernst & Young LLP as Auditors For       For          Management
7     Authorise Board to Fix Remuneration of  For       For          Management
      Auditors
8     Authorise Issue of Equity with          For       For          Management
      Pre-emptive Rights
9     Authorise Issue of Equity without       For       For          Management
      Pre-emptive Rights
10    Authorise Market Purchase               For       For          Management
11    Authorise the Company to Call EGM with  For       For          Management
      Two Weeks' Notice


--------------------------------------------------------------------------------

BURBERRY GROUP PLC

Ticker:       BRBY           Security ID:  G1699R107
Meeting Date: JUL 15, 2010   Meeting Type: Annual
Record Date:  JUL 13, 2010

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Accept Financial Statements and         For       For          Management
      Statutory Reports
2     Approve Remuneration Report             For       For          Management
3     Approve Final Dividend                  For       For          Management
4     Re-elect John Peace as Director         For       For          Management
5     Re-elect Ian Carter as Director         For       For          Management
6     Elect John Smith as Director            For       For          Management
7     Reappoint PricewaterhouseCoopers LLP as For       For          Management
      Auditors
8     Authorise the Audit Committee to Fix    For       For          Management
      Remuneration of Auditors
9     Authorise EU Political Donations and    For       For          Management
      Expenditure
10    Authorise Market Purchase               For       For          Management
11    Authorise Issue of Equity with          For       For          Management
      Pre-emptive Rights
12    Authorise Issue of Equity without       For       For          Management
      Pre-emptive Rights
13    Adopt New Articles of Association       For       For          Management
14    Authorise the Company to Call EGM with  For       For          Management
      Two Weeks' Notice


--------------------------------------------------------------------------------

INDUSTRIA DE DISENO TEXTIL (INDITEX)

Ticker:       ITX            Security ID:  E6282J109
Meeting Date: JUL 13, 2010   Meeting Type: Annual
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Accept Individual Financial Statements  For       For          Management
      and Statutory Reports for Fiscal Year
      Ended Jan. 31, 2010
2     Approve Consolidated Financial          For       For          Management
      Statements and Statutory Reports, and
      Discharge of Directors for Fiscal Year
      Ended Jan. 31, 2010
3     Approve Allocation of Income and        For       For          Management
      Dividends
4.1   Re-elect Amancio Ortega Gaona as        For       Against      Management
      Director
4.2   Re-elect Pablo Isla Alvarez de Tejera   For       For          Management
      as Director
4.3   Re-elect Juan Manuel Urgoiti as         For       Against      Management
      Director
5.1   Elect Nils Smedegaard Andersen as       For       For          Management
      Director
5.2   Elect Emilio Saracho Rodriguez de       For       For          Management
      Torres as Director
6     Amend Articles 12, 21, 31 and 32 of     For       For          Management
      Company Bylaws Re: Preemptive Rights,
      Constitution of General Meeting, Audit
      and Contol Committee, and Nomination
      and Remuneration Committee
7     Amend Article 15 of General Meeting     For       For          Management
      Regulations
8     Re-elect Auditors                       For       For          Management
9     Authorize Repurchase of Shares          For       For          Management
10    Authorize Board to Ratify and Execute   For       For          Management
      Approved Resolutions


--------------------------------------------------------------------------------

RESEARCH IN MOTION LTD

Ticker:       RIM            Security ID:  760975102
Meeting Date: JUL 13, 2010   Meeting Type: Annual
Record Date:  MAY 25, 2010

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect James L. Balsillie as Director    For       For          Management
1.2   Elect Mike Lazaridis as Director        For       For          Management
1.3   Elect James Estill as Director          For       For          Management
1.4   Elect David Kerr as Director            For       For          Management
1.5   Elect Roger Martin as Director          For       For          Management
1.6   Elect John Richardson as Director       For       For          Management
1.7   Elect Barbara Stymiest as Director      For       For          Management
1.8   Elect Antonio Viana-Baptista as         For       For          Management
      Director
1.9   Elect John Wetmore as Director          For       For          Management
2     Approve Ernst & Young LLP as Auditors   For       For          Management
      and Authorize Board to Fix Their
      Remuneration



========== END NPX REPORT



                                  SIGNATURE

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

			EVERGREEN VARIABLE ANNUITY TRUST
			By:   /s/ Kasey Phillips
			---------------------------------------
			Kasey Phillips
			Treasurer


Date:  April 11, 2011
--------------------------